Prepaid Assets	12 Months Ended
Mar. 31, 2023
Prepaid Assets [Abstract]
PREPAID ASSETS

NOTE 9 – PREPAID ASSETS

Prepaid assets consisted of the following as of March 31, 2023 and 2022:

	As of March 31,	As of March 31,
	2023	2022
Prepayments for advertising or marketing	$2,138,273	$5,485,325
Prepayment of celebrity endorsement fee	43,657	141,774
Total	$2,181,930	$5,627,099